INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials and supplies	$ 6,550	$ 4,663
In-process inventories	3,790	2,360
Finished goods	1,603	2,336
Total	$ 11,943	$ 9,359